Summary of Restricted Stock Activity (Detail) - Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Number of Shares
Beginning Balance	43	99	285
Granted	64	43	61
Vested	(43)	(96)	(194)
Forfeited		(3)	(53)
Ending Balance	64	43	99
Weighted Average Grant Date Fair Value
Beginning Balance	$ 22.24	$ 14.09	$ 15.91
Granted	13.04	22.24	13.81
Vested	22.24	14.10	16.15
Forfeited		13.46	16.02
Ending Balance	$ 13.04	$ 22.24	$ 14.09